Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

24. Earnings per share

     The Company is required to present basic earnings per share and diluted earnings per share in accordance with ASC Topic 260. Earnings per share are based on the weighted average number of shares outstanding during the period after consideration of the dilutive effect, if any, for common stock equivalents, including stock options and restricted stock units. Basic earnings per common share are computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the weighted average number of shares of common stock outstanding and dilutive securities outstanding during the period under the treasury method.

     The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all periods presented after giving retrospective effect to the stock split described in Note 22:

	For the fiscal year ended December 31,
	2011	2010	2009
Net income attributable to Arcos Dorados Holdings Inc. available to
common shareholders	$115,529	$106,021	$80,022

Weighted-average number of common shares outstanding - Basic	215,420,271	241,882,966	241,882,966
Incremental shares from assumed exercise of stock options (a)	-	-	-
Incremental shares from vesting of restricted stock units	126,184	-	-
Weighted-average number of common shares outstanding - Diluted	215,546,455	241,882,966	241,882,966

Basic net income per common share attributable to Arcos Dorados
Holdings Inc	$0.54	$0.44	$0.33
Diluted net income per common share attributable to Arcos
Dorados Holdings Inc	$0.54	$0.44	$0.33

     (a) Options to purchase 1,879,847 shares of common stock at $21.20 per share were outstanding during fiscal year 2011 but were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.